Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

At June 30, 2023 and December 31, 2022, accrued expenses and other current liabilities consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Payroll	$121,079	$253,212
Interest payable	96,640	21,132
Other	93,053	73,823
Total	$310,772	$348,167